Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 2,226,409	¥ 2,124,949
Carried at fair value	[1]	916,938	818,523
Total		3,143,347	2,943,472
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,000	1,000
Carried at fair value	[1]
Total		1,000	1,000
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,227,409	2,125,949
Carried at fair value	[1]	916,938	818,523
Total		3,144,347	2,944,472
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		646,698	605,200
Carried at fair value	[1]
Total		646,698	605,200
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		440,239	436,221
Carried at fair value	[1]
Total		440,239	436,221
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,476	1,289
Carried at fair value	[1]
Total		1,476	1,289
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,137,996	1,082,239
Carried at fair value	[1]	916,938	818,523
Total		¥ 2,054,934	¥ 1,900,762

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.